Commitments - Additional Information (Detail) $ in Millions	1 Months Ended		12 Months Ended
	Apr. 30, 2018 ft²	May 31, 2015 USD ($) ft²	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Feb. 28, 2019 ft²
Lessee, Lease, Description [Line Items]
Lease expiration period		2022-05
Tenant improvements allowances | $		$ 0.8	$ 1.4
Additional laboratory and office facilities under lease	6,378
Increased of leased premises	36,754
Lessee operating lease extended lease term	2026-11
Lease existence of option to extend		true
Lessee operating lease option to extend		5 years
Leasehold improvements on amortized over the remaining lease term | $			2.4
Sublease its facility lease					6,378
Operating lease rent expense | $			$ 1.8	$ 1.6
South San Francisco and California
Lessee, Lease, Description [Line Items]
Laboratory and office facilities under lease		30,376